Provisions - Carrying Amounts and Movements in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Balance	$ 221,722	$ 405,898
Adjustment to provision recognized	47,210	24,260
Payments	(250,942)	(229,711)
Accretion of discount	2,887	23,372
Gain on settlement of deferred consideration		(2,466)
Reclassification	(1,444)
Foreign exchange translation losses (gains)	1,250	369
Balance	20,683	221,722
Current portion at December 31, 2016	17,590	212,780
Non-current portion at December 31, 2016	3,093	8,942
Player Bonuses and Jackpots
Disclosure Of Other Provisions [Line Items]
Balance	1,571	2,688
Adjustment to provision recognized	48,146	13,885
Payments	(44,121)	(15,013)
Reclassification	(1,444)
Foreign exchange translation losses (gains)	113	11
Balance	4,265	1,571
Current portion at December 31, 2016	4,265	1,571
Deferred Consideration
Disclosure Of Other Provisions [Line Items]
Balance	202,515	382,728
Adjustment to provision recognized	(815)
Payments	(197,510)	(200,000)
Accretion of discount	2,048	22,277
Gain on settlement of deferred consideration		(2,466)
Foreign exchange translation losses (gains)	62	(24)
Balance	6,300	202,515
Current portion at December 31, 2016	6,300	202,515
Minimum Revenue Guarantee
Disclosure Of Other Provisions [Line Items]
Balance	17,636	19,395
Adjustment to provision recognized	(121)	5,762
Payments	(9,311)	(8,998)
Accretion of discount	839	1,095
Foreign exchange translation losses (gains)	1,075	382
Balance	10,118	17,636
Current portion at December 31, 2016	7,025	8,694
Non-current portion at December 31, 2016	$ 3,093	8,942
Other
Disclosure Of Other Provisions [Line Items]
Balance		1,087
Adjustment to provision recognized		4,613
Payments		$ (5,700)